BNY Mellon Opportunistic Small Cap Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.5%
Automobiles & Components — .4%
Visteon Corp. (a)	11,148	1,040,889
Banks — 11.9%
Columbia Banking System, Inc.	154,725	4,798,022
First BanCorp./Puerto Rico	72,108	1,491,193
First Horizon Corp.	247,150	5,222,280
First Merchants Corp.	69,801	3,053,794
Fulton Financial Corp.	38,161	823,514
Seacoast Banking Corp. of Florida	149,319	4,473,597
SouthState Corp.	23,895	2,644,938
Synovus Financial Corp.	53,159	3,033,784
Texas Capital Bancshares, Inc. (a)	64,733	5,725,634
		31,266,756
Capital Goods — 12.1%
Enerpac Tool Group Corp.	75,786	3,657,432
EnerSys	37,511	3,625,813
Flowserve Corp.	75,525	4,608,535
Fluor Corp. (a)	144,147	8,090,971
Gates Industrial Corp. PLC (a)	68,714	1,522,702
Helios Technologies, Inc.	37,353	1,954,309
MYR Group, Inc. (a)	12,521	1,977,066
The Middleby Corp. (a),(b)	12,048	1,727,563
Valmont Industries, Inc.	12,975	4,513,484
		31,677,875
Commercial & Professional Services — 3.3%
ACV Auctions, Inc., Cl. A (a)	163,986	3,709,363
KBR, Inc.	10,503	638,897
Montrose Environmental Group, Inc. (a)	53,140	1,000,095
The Brink’s Company	33,812	3,269,959
		8,618,314
Consumer Discretionary Distribution & Retail — 2.2%
Arhaus, Inc. (b)	152,987	1,519,161
Foot Locker, Inc. (a)	95,288	2,396,493
Ollie’s Bargain Outlet Holdings, Inc. (a)	17,576	1,739,145
		5,654,799
Consumer Durables & Apparel — 4.1%
Capri Holdings Ltd. (a)	72,871	1,705,910
Figs, Inc., Cl. A (a),(b)	197,167	1,023,297
Helen of Troy Ltd. (a)	18,340	1,344,872
Levi Strauss & Co., Cl. A	113,257	1,977,467
Malibu Boats, Inc., Cl. A (a)	36,388	1,577,420
PVH Corp.	12,773	1,384,210
The Lovesac Company (a),(b)	44,794	1,689,630
		10,702,806
Consumer Services — 4.4%
Genius Sports Ltd. (a)	626,035	6,285,392
Six Flags Entertainment Corp.	47,623	2,199,706
The Cheesecake Factory, Inc. (b)	59,236	2,999,711
		11,484,809

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Energy — 6.9%
Centrus Energy Corp., Cl. A (a),(b)	20,546	1,869,686
CNX Resources Corp. (a)	101,177	4,099,692
Crescent Energy Co., Cl. A	179,505	2,669,239
Oceaneering International, Inc. (a)	36,439	1,092,441
PBF Energy, Inc., Cl. A	72,081	2,269,831
Transocean Ltd. (a),(b)	349,858	1,539,375
Viper Energy, Inc. (b)	82,178	4,446,652
		17,986,916
Equity Real Estate Investment Trusts — 2.0%
EPR Properties (c)	56,096	2,545,075
Ryman Hospitality Properties, Inc. (c)	15,711	1,841,958
STAG Industrial, Inc. (c)	22,967	844,956
		5,231,989
Financial Services — 6.3%
Burford Capital Ltd.	110,046	1,499,927
Essent Group Ltd.	91,701	5,298,484
HA Sustainable Infrastructure Capital, Inc.	84,157	2,639,163
PJT Partners, Inc., Cl. A	25,289	4,232,367
PRA Group, Inc. (a)	135,250	2,867,300
		16,537,241
Food, Beverage & Tobacco — 1.3%
Nomad Foods Ltd.	178,205	3,262,934
Health Care Equipment & Services — 6.7%
Acadia Healthcare Co., Inc. (a)	55,608	2,259,353
Certara, Inc. (a)	96,645	1,083,390
Concentra Group Holdings Parent, Inc.	31,381	684,726
Evolent Health, Inc., Cl. A (a),(b)	130,119	1,681,137
Health Catalyst, Inc. (a)	201,179	1,776,411
Integer Holdings Corp. (a),(b)	11,727	1,647,644
Omnicell, Inc. (a)	46,807	2,180,738
Privia Health Group, Inc. (a)	157,965	3,393,088
Select Medical Holdings Corp.	38,887	820,905
The Ensign Group, Inc.	7,442	1,088,095
TransMedics Group, Inc. (a),(b)	12,122	1,051,099
		17,666,586
Household & Personal Products — 1.4%
Spectrum Brands Holdings, Inc.	39,533	3,635,059
Insurance — 3.5%
Oscar Health, Inc., Cl. A (a)	75,812	1,313,822
The Baldwin Insurance Group, Inc. (a)	159,748	7,821,262
		9,135,084
Materials — 5.1%
Alamos Gold, Inc., Cl. A	351,053	6,606,817
Alcoa Corp.	64,801	3,008,710
Knife River Corp. (a)	19,751	2,044,229
Tronox Holdings PLC	140,787	1,703,523
		13,363,279
Media & Entertainment — 4.4%
John Wiley & Sons, Inc., Cl. A	72,489	3,782,476

Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Media & Entertainment — 4.4% (continued)
Magnite, Inc. (a)	322,349	5,412,240
Shutterstock, Inc. (b)	73,588	2,331,268
		11,525,984
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
Alkermes PLC (a)	102,135	2,963,958
Denali Therapeutics, Inc. (a)	141,958	3,548,950
Insmed, Inc. (a)	75,237	5,654,813
		12,167,721
Semiconductors & Semiconductor Equipment — 1.9%
Cohu, Inc. (a)	55,965	1,477,476
Synaptics, Inc. (a)	44,621	3,580,389
		5,057,865
Software & Services — 3.1%
Blackbaud, Inc. (a)	7,454	625,689
Dolby Laboratories, Inc., Cl. A	19,643	1,538,440
JFrog Ltd. (a)	138,426	4,311,970
Zuora, Inc., Cl. A (a)	172,609	1,714,007
		8,190,106
Technology Hardware & Equipment — 5.8%
Advanced Energy Industries, Inc.	30,313	3,487,207
Belden, Inc.	16,914	2,070,274
Calix, Inc. (a)	29,291	952,836
Lumentum Holdings, Inc. (a),(b)	47,674	4,146,208
nLight, Inc. (a)	220,288	2,392,328
Viavi Solutions, Inc. (a)	219,008	2,176,939
		15,225,792
Transportation — 3.7%
Heartland Express, Inc.	211,831	2,705,082
Lyft, Inc., Cl. A (a)	102,866	1,785,754
SkyWest, Inc. (a)	45,468	5,216,998
		9,707,834
Utilities — 2.4%
Clearway Energy, Inc., Cl. C	166,518	4,910,616
TXNM Energy, Inc.	28,717	1,408,569
		6,319,185
Total Common Stocks (cost $192,215,933)		255,459,823
Private Equity — .7%
Food, Beverage & Tobacco — .3%
Supplying Demand, Inc., Ser. E (a),(d)	66,937	845,414

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Private Equity — .7% (continued)
Software & Services — .4%
Locus Robotics, Ser. F (a),(d)	14,518	764,082
Roofstock, Ser. E (a),(d)	41,269	259,582
		1,023,664
Total Private Equity (cost $2,487,392)		1,869,078

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $4,774,223)	4.67	4,774,223	4,774,223
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,892,633)	4.67	1,892,633	1,892,633
Total Investments (cost $201,370,181)		100.7%	263,995,757
Liabilities, Less Cash and Receivables		(.7)%	(1,924,664)
Net Assets		100.0%	262,071,093

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $24,192,794 and the value of the collateral was
$24,386,505, consisting of cash collateral of $1,892,633 and U.S. Government & Agency securities valued at $22,493,872.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $1,869,078 or .7% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Opportunistic Small Cap Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	255,459,823	—	—	255,459,823
Equity Securities - Private Equity	—	—	1,869,078	1,869,078
Investment Companies	6,666,856	—	—	6,666,856

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $62,625,576, consisting of $74,675,552 gross unrealized appreciation and $12,049,976 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.